OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Details of defined benefit liability
Balance at the beginning of year	$ 9,675
Balance at end of year	$ 21,786	$ 9,675
Minimum number of years of service for retirement program	10 years
Minimum age limit to eligible for retirement program (in years)	55 years
Plan assets
Details of defined benefit liability
Balance at the beginning of year	$ (2,192)	(2,011)
Agnico Eagle's contributions	303	327
Benefit payments	(90)	(88)
Administrative expenses	(106)	(119)
Interest on assets	87	86
Net return on assets excluding interest	(87)	(86)
Effect of exchange rate changes	158	61
Balance at end of year	(2,457)	(2,192)
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	11,867	10,641
Current service cost	493	326
Past service cost	8,754
Benefit payments	90	88
Interest cost	544	456
Actuarial losses arising from changes in economic assumptions	1,035	400
Actuarial losses (gains) arising from experience	421	(185)
Effect of exchange rate changes	(1,219)	(317)
Balance at end of year	$ 24,243	$ 11,867
Executives Plan
Details of defined benefit liability
Estimated average remaining duration of defined benefit plan	1 year